Segmentation of key figures (Details 4) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 11,764	$ 11,339	$ 22,870	$ 22,254
Change over period [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 425		$ 616
Net sales (in % of total net sales)	100.00%	100.00%
Net sales, change in %	4.00%
Net sales, change in %, cc	8.00%
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			100.00%	100.00%
Net sales, change in %			3.00%
Net sales, change in %, cc			8.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,487	$ 4,349	$ 8,862	$ 8,733
Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	38.00%	38.00%
Net sales, change in %	3.00%
Net sales, change in %, cc	10.00%
Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			39.00%	39.00%
Net sales, change in %			1.00%
Net sales, change in %, cc			10.00%
US [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,978	$ 3,715	$ 7,561	$ 7,075
US [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	34.00%	33.00%
Net sales, change in %	7.00%
Net sales, change in %, cc	7.00%
US [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			33.00%	32.00%
Net sales, change in %			7.00%
Net sales, change in %, cc			7.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,439	$ 2,401	$ 4,774	$ 4,713
Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	21.00%	21.00%
Net sales, change in %	2.00%
Net sales, change in %, cc	5.00%
Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			21.00%	21.00%
Net sales, change in %			1.00%
Net sales, change in %, cc			5.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 860	$ 874	$ 1,673	$ 1,733
Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	7.00%	8.00%
Net sales, change in %	(2.00%)
Net sales, change in %, cc	9.00%
Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			7.00%	8.00%
Net sales, change in %			(3.00%)
Net sales, change in %, cc			8.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 8,867	$ 8,475	$ 17,129	$ 16,541
Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	75.00%	75.00%
Net sales, change in %	5.00%
Net sales, change in %, cc	8.00%
Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			75.00%	74.00%
Net sales, change in %			4.00%
Net sales, change in %, cc			7.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,897	$ 2,864	$ 5,741	$ 5,713
Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	25.00%	25.00%
Net sales, change in %	1.00%
Net sales, change in %, cc	9.00%
Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			25.00%	26.00%
Net sales, change in %			0.00%
Net sales, change in %, cc			9.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,326	$ 8,876	$ 18,106	$ 17,274
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	100.00%	100.00%
Net sales, change in %	5.00%
Net sales, change in %, cc	9.00%
Innovative Medicines | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			100.00%	100.00%
Net sales, change in %			5.00%
Net sales, change in %, cc			10.00%
Innovative Medicines | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,218	$ 3,112	$ 6,352	$ 6,204
Innovative Medicines | Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	35.00%	35.00%
Net sales, change in %	3.00%
Net sales, change in %, cc	10.00%
Innovative Medicines | Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			35.00%	36.00%
Net sales, change in %			2.00%
Net sales, change in %, cc			11.00%
Innovative Medicines | US [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,336	$ 3,023	$ 6,329	$ 5,675
Net sales, change in %	10.00%		12.00%
Innovative Medicines | US [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	36.00%	34.00%
Net sales, change in %	10.00%
Net sales, change in %, cc	10.00%
Innovative Medicines | US [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			35.00%	33.00%
Net sales, change in %			12.00%
Net sales, change in %, cc			12.00%
Innovative Medicines | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,106	$ 2,060	$ 4,123	$ 4,049
Innovative Medicines | Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	23.00%	23.00%
Net sales, change in %	2.00%
Net sales, change in %, cc	6.00%
Innovative Medicines | Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			23.00%	23.00%
Net sales, change in %			2.00%
Net sales, change in %, cc			6.00%
Innovative Medicines | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 666	$ 681	$ 1,302	$ 1,346
Innovative Medicines | Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	6.00%	8.00%
Net sales, change in %	(2.00%)
Net sales, change in %, cc	10.00%
Innovative Medicines | Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			7.00%	8.00%
Net sales, change in %			(3.00%)
Net sales, change in %, cc			10.00%
Innovative Medicines | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 7,071	$ 6,663	$ 13,638	$ 12,873
Innovative Medicines | Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	76.00%	75.00%
Net sales, change in %	6.00%
Net sales, change in %, cc	9.00%
Innovative Medicines | Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			75.00%	75.00%
Net sales, change in %			6.00%
Net sales, change in %, cc			9.00%
Innovative Medicines | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,255	$ 2,213	$ 4,468	$ 4,401
Innovative Medicines | Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	24.00%	25.00%
Net sales, change in %	2.00%
Net sales, change in %, cc	10.00%
Innovative Medicines | Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			25.00%	25.00%
Net sales, change in %			2.00%
Net sales, change in %, cc			11.00%
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,438	$ 2,463	$ 4,764	$ 4,980
Sandoz | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	100.00%	100.00%
Net sales, change in %	(1.00%)
Net sales, change in %, cc	3.00%
Sandoz | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			100.00%	100.00%
Net sales, change in %			(4.00%)
Net sales, change in %, cc			1.00%
Sandoz | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,269	$ 1,237	$ 2,510	$ 2,529
Sandoz | Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	52.00%	50.00%
Net sales, change in %	3.00%
Net sales, change in %, cc	9.00%
Sandoz | Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			53.00%	51.00%
Net sales, change in %			(1.00%)
Net sales, change in %, cc			7.00%
Sandoz | US [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 642	$ 692	$ 1,232	$ 1,400
Sandoz | US [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	26.00%	28.00%
Net sales, change in %	(7.00%)
Net sales, change in %, cc	(7.00%)
Sandoz | US [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			26.00%	28.00%
Net sales, change in %			(12.00%)
Net sales, change in %, cc			(12.00%)
Sandoz | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 333	$ 341	$ 651	$ 664
Sandoz | Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	14.00%	14.00%
Net sales, change in %	(2.00%)
Net sales, change in %, cc	1.00%
Sandoz | Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			14.00%	13.00%
Net sales, change in %			(2.00%)
Net sales, change in %, cc			2.00%
Sandoz | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 194	$ 193	$ 371	$ 387
Sandoz | Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	8.00%	8.00%
Net sales, change in %	1.00%
Net sales, change in %, cc	7.00%
Sandoz | Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			7.00%	8.00%
Net sales, change in %			(4.00%)
Net sales, change in %, cc			3.00%
Sandoz | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,796	$ 1,812	$ 3,491	$ 3,668
Sandoz | Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	74.00%	74.00%
Net sales, change in %	(1.00%)
Net sales, change in %, cc	3.00%
Sandoz | Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			73.00%	74.00%
Net sales, change in %			(5.00%)
Net sales, change in %, cc			(1.00%)
Sandoz | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 642	$ 651	$ 1,273	$ 1,312
Sandoz | Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	26.00%	26.00%
Net sales, change in %	(1.00%)
Net sales, change in %, cc	5.00%
Sandoz | Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			27.00%	26.00%
Net sales, change in %			(3.00%)
Net sales, change in %, cc			5.00%
Corporate
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 0